As filed with the Securities and Exchange Commission on January 26, 2016

Securities Act File No. 333-190813

Investment Company Act File No. 811-22880

_____________________________________________________________________________________________

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

☐	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐	PRE-EFFECTIVE AMENDMENT NO.
☒	POST-EFFECTIVE AMENDMENT NO. 5
and/or
☐	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☒	AMENDMENT NO. 8

STEBEN ALTERNATIVE INVESTMENT FUNDS

(Exact name of Registrant as Specified in Charter)

9711 Washingtonian Boulevard, Suite 400

Gaithersburg, Maryland 20878

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (240) 631-7600

Francine J. Rosenberger, Esq. c/o Steben & Company, Inc. 9711 Washingtonian Boulevard Suite 400 Gaithersburg, Maryland 20878 (Name and Address of Agent for Service)	Copies of Communications to: George Zornada, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, MA 02111-2950

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485(b)
☒	on February 15, 2016, pursuant to Rule 485(b)
☐	60 days after filing pursuant to Rule 485(a)(1)
☐	on , pursuant to Rule 485(a)(1)
☐	75 days after filing pursuant to Rule 485(a)(2)
☐	on , pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

This Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until February 15, 2016 the effectiveness of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A related to the Steben Managed Futures Strategy Fund, which was filed pursuant to Rule 485(a) under the Securities Act on November 27, 2015, with SEC Accession No. 0001144204-15-068197 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Steben Alternative Investment Funds certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this has duly caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Gaithersburg and State of Maryland, on the 26th day of January, 2016.

STEBEN ALTERNATIVE INVESTMENT FUNDS

By: /s/ Kenneth E. Steben

            Kenneth E. Steben

            Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No.5 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/Kenneth E. Steben Kenneth E. Steben	Trustee and Chief Executive Officer	January 26, 2016

/s/ George Morriss*	Trustee	January 26, 2016
George Morriss

/s/ Mark E. Schwartz*	Trustee	January 26, 2016
Mark E. Schwartz

/s/ Carl Serger Carl Serger	Chief Financial Officer	January 26, 2016

* By /s/ Francine J. Rosenberger

Francine J. Rosenberger

(As Attorney-in-Fact)

SIGNATURES

Steben Managed Futures Strategy Cayman Fund Ltd. certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 5 to the Registration Statement with respect only to information that specifically relates to the Steben Managed Futures Strategy Cayman Fund Ltd, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Gaithersburg and State of Maryland, on the 26th day of January, 2016.

STEBEN MANAGED FUTURES STRATEGY CAYMAN FUND LTD.

By: /s/ Kenneth E. Steben

            Kenneth E. Steben

            Chief Executive Officer

This Post-Effective Amendment No.5 to the Registration Statement with respect only to information that specifically relates to the Steben Managed Futures Strategy Cayman Fund Ltd, has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/Kenneth E. Steben Kenneth E. Steben	Director and Chief Executive Officer	January 26, 2016

/s/ George Morriss*	Director	January 26, 2016
George Morriss

/s/ Mark E. Schwartz*	Director	January 26, 2016
Mark E. Schwartz

/s/ Carl Serger Carl Serger	Chief Financial Officer	January 26, 2016

* By /s/ Francine J. Rosenberger

Francine J. Rosenberger

(As Attorney-in-Fact)